Other non-current assets and other non-current financial assets	12 Months Ended
Dec. 31, 2018
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Other non-current assets and other non-current financial assets

Note 13. Other non-current assets and other non-current financial assets

13.1 Other Non-Current Assets:

	2018		2017
Non-current prepaid advertising expenses	Ps.	388	Ps.	376
Guarantee deposits (1)		1,647		1,835
Prepaid bonuses		247		195
Advances to acquire property, plant and equipment		233		266
Shared based payment		160		151
Indemnifiable contingencies from business combinations (2)		3,336		4,510
Recoverable tax added in business combinations		395		459
Other		66		329

	Ps.	6,472	Ps.	8,121

(1)	As it is customary in Brazil, the Company is required to guarantee tax, legal and labor contingencies by guarantee deposits.
(2)	Corresponds to indemnification assets that are warranted by former Vonpar owners as per the share purchase agreement.

13.2 Other Non-Current Financial Assets:

	2018		2017
Other non-current financial assets	Ps.	226	Ps.	322
Derivative financial instruments (See Note 20)		1,897		955

	Ps.	2,123	Ps.	1,277

Non-current accounts receivable to be held to maturity and the investment in other entities as well as financial derivative instruments are classified as FVOCI financial assets.